Income Taxes Relating to Continuing Operations - Disclosure Of Major Components Of Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current tax	$ 0	$ (1,063)	$ 1,014
Deferred tax	0	0	0
Income tax (benefit) expense recognized in profit or loss	$ 0	$ (1,063)	$ 1,014